Schedule of financial results (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Financial income	R$ 932,049	R$ 1,839,668	R$ 729,506
Financial expenses	1,259,410	973,397	1,184,870
Financial expenses	1,259,410	973,397	1,184,870
Financial result, net	(327,361)	866,271	(455,364)
Arrears Charges On Energy Bills [Member]
IfrsStatementLineItems [Line Items]
Financial income	326,217	271,966	215,522
Interest And Monetary Variation Of C R C Transfer Expense [Member]
IfrsStatementLineItems [Line Items]
Financial income	255,777	341,964	192,724
Return On Financial Investments [Member]
IfrsStatementLineItems [Line Items]
Financial income	163,888	80,704	119,622
Remuneration Of Net Sectorial Assets And Liabilities Expense [Member]
IfrsStatementLineItems [Line Items]
Financial income	35,902	20,168	47,378
Monetary Variation Over The Itaipu Power Purchase [Member]
IfrsStatementLineItems [Line Items]
Financial income	30,043	42,729	26,332
Recognition Of Tax Credit [Member]
IfrsStatementLineItems [Line Items]
Financial income	21,640	944,549	38,434
Exchange Variation On Loan Collateral [Member]
IfrsStatementLineItems [Line Items]
Financial income	9,243	35,089
Monetary Variation And Adjust To Present Value Of Accounts Payable Related To The Concession [Member]
IfrsStatementLineItems [Line Items]
Financial income	5,373	2,322	1,462
Derivatives Fair Value Forward Contract [Member]
IfrsStatementLineItems [Line Items]
Financial income		24,511
Financial expenses	20,401		1,203
Other Financial Income [Member]
IfrsStatementLineItems [Line Items]
Financial income	125,594	160,100	121,283
Pis Pasep And Cofins Taxes On Interes On Capital [Member]
IfrsStatementLineItems [Line Items]
Financial income	(41,628)	(84,434)	(33,251)
Monetary And Cambial Variation And Debt Charges [Member]
IfrsStatementLineItems [Line Items]
Financial expenses	855,814	607,569	853,880
Monetary Variation And Adjust To Present Value Of Accounts Payable Related To The Concession Expense [Member]
IfrsStatementLineItems [Line Items]
Financial expenses	200,629	192,848	100,455
Monetary Variation Over The Itaipu Power Purchase Expense [Member]
IfrsStatementLineItems [Line Items]
Financial expenses	58,814	75,478	29,547
P I S Pasep Cofins Taxes On Interest On Capital [Member]
IfrsStatementLineItems [Line Items]
Financial expenses	34,382	27,748	71,549
Interest On R And D And E E P [Member]
IfrsStatementLineItems [Line Items]
Financial expenses	14,814	12,550	24,570
Remuneration Of Net Sectorial Assets And Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial expenses	3,744	62	5,753
Interest And Monetary Variation Of C R C Transfer [Member]
IfrsStatementLineItems [Line Items]
Financial expenses	1,787		8,495
Other Financial Expenses [Member]
IfrsStatementLineItems [Line Items]
Financial expenses	R$ 69,025	R$ 57,142	R$ 89,418